Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of net income (loss) per share
	Three Months Ended March 31,
	2021	2020
Net income (loss) from operations – basic and diluted	$916,729	$(438,384)
Weighted average shares outstanding – basic	6,906,454	6,873,571
Weighted average shares outstanding – diluted	6,906,454	6,873,571
Per share data:
Basic from operations	$0.13	$(0.06)
Diluted from operations	$0.13	$(0.06)

	Years Ended December 31,
	2020	2019
Net income (loss) from continuing operations – basic and diluted	$1,371,262	$(8,380,060)
Total weighted average shares outstanding – basic	6,884,690	6,873,652
Dilutive potential options	3,118	—
Total weighted average shares outstanding – diluted	6,887,808	6,873,652

Per share data:
Basic from continuing operations	$0. 20	$(1.22)
Diluted from continuing operations	$0. 20	$(1.22)